INVESTMENT IN JOINT VENTURE - Reconciliation to the carrying amount of the investment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
Investment in a joint venture	$ 12,050,000
THI
Disclosure of joint ventures [line items]
THI's Net Asset (from above) excluding goodwill.	11,179,000
Adjusted net assets	$ 12,735,000
Ownership interest	70.00%
Investment in a joint venture	$ 8,915,000
Receivable for inventory transferred	2,831,000
Recognition of receivable from joint venture related to supplier obligations	304,000
Goodwill	1,556,000
Investment in a joint venture	$ 12,050,000